Outstanding and Exercisable Options (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	2,607,446
Options Exercisable, Number Exercisable	2,058,585
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.33
Options Outstanding, Number Outstanding	597,848
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Options Exercisable, Number Exercisable	597,848
Options Exercisable, Weighted Average Remaining Contractual Life	4 years 4 months 13 days
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 1.39
Options Outstanding, Number Outstanding	390,225
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 9 months 15 days
Options Exercisable, Number Exercisable	390,225
Options Exercisable, Weighted Average Remaining Contractual Life	5 years 9 months 15 days
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 2.04
Options Outstanding, Number Outstanding	249,170
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 9 months 7 days
Options Exercisable, Number Exercisable	249,170
Options Exercisable, Weighted Average Remaining Contractual Life	2 years 9 months 7 days
Exercise Price 4
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 2.24
Options Outstanding, Number Outstanding	4,504
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 1 month 28 days
Options Exercisable, Number Exercisable	3,860
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 1 month 28 days
Exercise Price 5
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 2.41
Options Outstanding, Number Outstanding	457,951
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 2 months 19 days
Options Exercisable, Number Exercisable	428,689
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 2 months 19 days
Exercise Price 6
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.26
Options Outstanding, Number Outstanding	3,676
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 4 months 21 days
Options Exercisable, Number Exercisable	2,940
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 4 months 21 days
Exercise Price 7
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 3.88
Options Outstanding, Number Outstanding	33,823
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 1 month 2 days
Options Exercisable, Number Exercisable	30,147
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 15 days
Exercise Price 8
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 4.01
Options Outstanding, Number Outstanding	260,736
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 7 months 6 days
Options Exercisable, Number Exercisable	137,102
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 6 months 18 days
Exercise Price 9
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 5.03
Options Outstanding, Number Outstanding	4,438
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 7 months 28 days
Options Exercisable, Number Exercisable	3,471
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 7 months 28 days
Exercise Price 10
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 5.44
Options Outstanding, Number Outstanding	2,059
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 9 months 7 days
Options Exercisable, Number Exercisable	1,672
Options Exercisable, Weighted Average Remaining Contractual Life	6 years 9 months 7 days
Exercise Price 11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 6.74
Options Outstanding, Number Outstanding	100,375
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 7 months 10 days
Options Exercisable, Number Exercisable	35,218
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 7 months 10 days
Exercise Price 12
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.53
Options Outstanding, Number Outstanding	37,500
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 5 months 9 days
Options Exercisable, Number Exercisable	37,500
Options Exercisable, Weighted Average Remaining Contractual Life	9 years 5 months 9 days
Exercise Price 13
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 7.97
Options Outstanding, Number Outstanding	20,000
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 3 months 18 days
Exercise Price 14
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 8.47
Options Outstanding, Number Outstanding	52,618
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 10 months 17 days
Options Exercisable, Number Exercisable	11,826
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 11 days
Exercise Price 15
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 9.87
Options Outstanding, Number Outstanding	21,873
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 9 months
Options Exercisable, Number Exercisable	21,873
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 9 months
Exercise Price 16
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 11.00
Options Outstanding, Number Outstanding	50,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 3 months 26 days
Options Exercisable, Number Exercisable	18,748
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 3 months 26 days
Exercise Price 17
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 11.15
Options Outstanding, Number Outstanding	302,650
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 10 months 2 days
Options Exercisable, Number Exercisable	81,964
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 10 months 2 days
Exercise Price 18
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices	$ 11.91
Options Outstanding, Number Outstanding	18,000
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 11 months 5 days
Options Exercisable, Number Exercisable	6,332
Options Exercisable, Weighted Average Remaining Contractual Life	8 years 11 months 5 days